Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2022	2021	2020
Current income tax expense/(benefit):
Germany	€26,239	€3,729	€(362)
Other countries	65	1	117
Current income tax expense/(benefit)	€26,304	€3,730	€(245)
Deferred income tax expense/(benefit):
Germany	(19,763)	8,914	(8,165)
Other countries	29	(58)	(84)
Deferred income tax expense/(benefit)	€(19,734)	€8,856	€(8,249)
Income tax expense/(benefit)	€6,570	€12,586	€(8,494)

Schedule of income (loss) before income tax, domestic and foreign	The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2022	2021	2020
Germany	€(119,273)	€23,387	€(252,859)
Other countries	(974)	(97)	(274)
Income/(loss) before income taxes	€(120,247)	€23,290	€(253,133)

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate of 31.2% to income/(loss) before income taxes to total income tax expense/(benefit) is as follows:

	Year ended December 31,
(€ thousands)	2022	2021	2020
Income/(loss) before income taxes	€(120,247)	€23,290	€(253,133)

Income tax expense at German tax rate	(37,547)	7,272	(79,041)
Foreign rate differential	175	17	40
Expected tax expense/(benefit)	€(37,372)	€7,289	€(79,001)

Tax effect from:
Non-deductible share-based compensation	€4,791	€5,390	€4,708
Non-deductible corporate costs	234	121	—
Goodwill impairment	32,674	—	64,829
Prior period taxes	192	(294)	9
Movement in valuation allowance	(57)	80	454
Foreign withholding taxes	—	—	305
Movement in uncertain tax positions	6,311	56	14
Income tax effect resulting from weekengo asset deal transaction	—	1,938	—
Initial recognition of tax deductible goodwill and intangibles	—	(1,938)	—
Other differences	(203)	(56)	188
Income tax expense/(benefit)	€6,570	€12,586	€(8,494)

Schedule of uncertain tax positions
Uncertain tax positions as of December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
(€ thousands)	2022	2021
Balance, beginning of year	€2,927	€2,871
Increases to tax positions related to the current year	6,289	—
Increases to tax positions related to prior years	—	—
Interest and penalties	22	56
Balance, end of year	€9,238	€2,927

Schedule of deferred tax assets and liabilities	December 31, 2022 and 2021, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2022	2021
Deferred tax assets:
Net operating loss and tax credit carryforwards	1,329	5,665
Prepaid expense and other current assets	—	310
Accrued expenses and other current liabilities	42	157
Operating lease liability	14,135	14,843
Other long-term liabilities	35	47
Deferred tax assets (gross)	€15,541	€21,022
Less valuation allowance	(1,329)	(1,388)
Subtotal	€14,212	€19,634
Offsetting	(14,212)	(19,608)
Deferred tax assets	€—	€26

Deferred tax liabilities:
Cash and cash equivalents	51	722
Prepaid expense and other current assets	163	—
Intangible assets, net	27,771	51,257
Property and equipment	2,129	2,334
Operating lease right-of-use assets	14,060	15,089
Other	88	16
Subtotal	€44,262	€69,418
Offsetting	(14,212)	(19,608)
Deferred tax liabilities	€30,050	€49,810